Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CCM
Entity Registrant Name	CONCORD MEDICAL SERVICES HOLDINGS LTD
Entity Central Index Key	0001472072
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	142,353,532

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 34,808	219,078	535,783
Restricted cash, current portion	399	2,512	102,873
Held-to-maturity securities	15,962	100,466
Time deposits with original maturities exceeding three months	8,003	50,372
Notes receivable			900
Accounts receivable (net of allowance of RMB1,431 and RMB16,057 (US$2,551) as of December 31, 2010 and 2011, respectively)	38,798	244,189	169,389
Prepayments and other current assets	9,792	61,630	74,469
Net investment in direct financing leases, current portion	7,916	49,821	19,498
Deferred tax assets, current portion	888	5,589	1,504
Total current assets	116,566	733,657	904,416
Non-current assets:
Property, plant and equipment, net	169,800	1,068,703	907,336
Goodwill			300,163
Acquired intangible assets, net	20,499	129,018	146,113
Deposits for non-current assets (net of reserve of RMB2,513 and RMB23,192 (US$3,685) as of December 31, 2010 and 2011, respectively)	32,935	207,287	222,019
Net investment in direct financing leases, non-current portion	15,453	97,262	66,356
Deferred tax assets, non-current portion	3,315	20,866	21,869
Equity method investments	86	540
Other non-current assets	13,780	86,731	51,867
Restricted cash, non-current portion	3,497	22,012	14,792
Prepaid land lease payments	4,349	27,370	28,113
Total non-current assets	263,714	1,659,789	1,758,628
Total assets	380,280	2,393,446	2,663,044
Current liabilities:
Short-term bank borrowings	2,383	15,000	83,000
Long-term bank borrowings, current portion	12,310	77,479	60,906
Accounts payable	345	2,170	10,332
Accrual for purchase of property, plant and equipment	2,112	13,294	10,404
Obligations under capital leases, current portion	569	3,582	3,582
Accrued expenses and other liabilities	9,390	59,097	49,935
Income tax payable	3,326	20,936	25,401
Deferred revenue, current portion	2,084	13,115	11,520
Contingent business acquisition consideration	1,906	11,999	14,072
Total current liabilities	34,425	216,672	269,152
Non-current liabilities:
Long-term bank borrowings, non-current portion	17,271	108,700	45,089
Deferred revenue, non-current portion	1,087	6,839	9,081
Obligations under capital leases, non-current portion	364	2,289	5,325
Lease deposits	318	2,000	5,110
Deferred tax liabilities, non-current portion	2,995	18,850	27,452
Total non-current liabilities	22,035	138,678	92,057
Total liabilities	56,460	355,350	361,209
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized-450,000,000 shares; issued and outstanding-142,353,532 shares at December 31, 2010 and 2011)	17	105	105
Treasury stock		(1)
Additional paid-in capital	405,452	2,551,877	2,604,704
Accumulated other comprehensive loss	(2,796)	(17,595)	(14,835)
Accumulated deficit	(95,313)	(599,886)	(384,883)
Total Concord Medical Services Holdings Limited shareholders' equity	307,360	1,934,500	2,205,091
Non-controlling interests	16,460	103,596	96,744
Total equity	323,820	2,038,096	2,301,835
Total liabilities and equity	$ 380,280	2,393,446	2,663,044

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Accounts receivable, allowance	$ 2,551	16,057		1,431
Deposits for non-current assets, reserve	$ 3,685	23,192		2,513
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, authorized	450,000,000	450,000,000	450,000,000	450,000,000
Ordinary shares, issued	142,353,532	142,353,532	142,353,532	142,353,532
Ordinary shares, outstanding	142,353,532	142,353,532	142,353,532	142,353,532

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Series A preferred shares CNY	Dec. 31, 2009 Series B preferred shares CNY
Revenues, net of business tax, value- added tax and related surcharges :
Lease and management services	$ 60,449	380,457	349,248	260,162
Management services	5,336	33,584	22,805	28,739
Other, net	5,733	36,084	17,471	3,535
Total net revenues	71,518	450,125	389,524	292,436
Cost of revenues:
Lease and management services	(20,927)	(131,710)	(93,771)	(60,937)
Amortization of acquired intangibles	(3,981)	(25,058)	(26,488)	(26,493)
Management services	(421)	(2,648)	(2,441)	(131)
Total cost of revenues	(25,329)	(159,416)	(122,700)	(87,561)
Gross profit	46,189	290,709	266,824	204,875
Operating expenses:
Selling expenses	(5,951)	(37,453)	(17,150)	(7,675)
General and administrative expenses	(12,810)	(80,628)	(66,789)	(29,821)
Asset impairment	(53,057)	(333,934)	(3,219)
Total operating expenses	(71,818)	(452,015)	(87,158)	(37,496)
Operating income (loss)	(25,629)	(161,306)	179,666	167,379
Interest expense (including related party amounts of RMB55, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively)	(1,025)	(6,454)	(7,448)	(6,891)
Foreign exchange losses, net	(1,744)	(10,975)	(5,436)	(213)
Gain from disposal of property, plant and equipment			543
Interest income	2,122	13,357	7,865	948
Other (expense) income	55	346	(399)
Income (loss) before income taxes	(26,221)	(165,032)	174,791	161,223
Income tax expenses	(7,360)	(46,320)	(43,873)	(36,396)
Net income (loss)	(33,581)	(211,352)	130,918	124,827
Accretion of contingently redeemable convertible preferred shares					(30,050)	(48,359)
Net income attributable to non-controlling interests	580	3,651	1,518
Net income (loss) attributable to ordinary shareholders	$ (34,161)	(215,003)	129,400	46,418
Income (loss) per share
Basic/Diluted	$ (0.24)	(1.51)	0.89	0.62
Weighted average number of ordinary shares outstanding:
Basic/Diluted	142,251,454	142,251,454	146,040,594	74,648,779

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Interest expense, related party	55

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (33,580)	(211,352)	130,918	124,827
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Share-based compensation	1,467	9,234	9,571	1,006
Imputed interest on amounts due to related parties (note 24)				55
Depreciation of property, plant and equipment	15,068	94,837	82,889	51,681
Amortization of acquired intangible assets	3,981	25,058	26,488	26,493
Amortization of prepaid land lease payments	118	743	310
Gain on disposal of property, plant and equipment			(543)
Deferred tax benefits	(1,856)	(11,684)	(3,634)	(2,330)
Allowance for doubtful accounts	2,324	14,626	(569)	2,402
Asset impairment	53,057	333,934	3,219
Change in fair value of contingent business acquisition consideration	37	232	536
Changes in assets and liabilities, net of effects of acquisitions:
(Increase) decrease in notes receivable	143	900	(900)
Increase in accounts receivable	(15,050)	(94,723)	(57,492)	(20,958)
(Increase) decrease in prepayments and other current assets	1,274	8,019	33,742	(43,012)
Decrease (increase) in deposits for non-current assets	(5,594)	(35,209)	(40,680)	585
Increase (decrease) in accounts payable	(1,297)	(8,162)	573	18
Increase in accrued expenses and other liabilities	1,456	9,163	1,443	3,586
(Decrease) increase in deferred revenue	(103)	(649)	5,012	(3,856)
(Decrease) increase in lease deposits	1,049	6,600	4,110	(2,215)
(Decrease) increase in income tax payable	(709)	(4,465)	10,759	(2,399)
Increase in prepaid land lease payments			(14,780)
Net cash generated from operating activities	21,785	137,102	190,972	135,883
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of held-to-maturity securities	(15,962)	(100,466)
Time deposits placed with banks	(8,003)	(50,372)
Receipts under arrangements with Chang'an Hospital (note 29)			15,007
Payments under arrangements with Chang'an Hospital (note 29)	(477)	(3,000)	(12,000)	(11,800)
Investment in equity investees	(86)	(540)
Acquisitions, net of cash acquired (note 4)	(3,226)	(20,305)	(45,000)	(32,205)
Acquisition of property, plant and equipment	(2,911)	(18,319)	(111,124)	(106,984)
Deposits for the purchase of non-current assets	(38,013)	(239,247)	(293,905)	(121,755)
Proceeds from disposal of property, plant and equipment			3,408	475
Net investment in direct financing leases	(11,775)	(74,108)	(100,841)
Proceeds from principal portion of direct financing leases	1,826	11,490	14,987
Net cash used in investing activities	(78,627)	(494,867)	(529,468)	(272,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering (net of underwriter commissions of RMB63,088 and issuance cost of RMB17,296 for the year ended December 31, 2009)				820,872
Proceeds from short-term bank borrowings	7,150	45,000	214,500	19,000
Proceeds from long-term bank borrowings	22,641	142,500	55,710	135,580
Repayment of obligations under capital leases	(482)	(3,036)	(2,749)	(3,719)
Repayment of long-term bank borrowings	(9,901)	(62,316)	(88,117)	(89,138)
Repayment of short-term bank borrowings	(17,954)	(113,000)	(143,000)	(28,300)
(Increase) decrease in restricted cash	14,538	91,498	(112,951)	(4,714)
Dividends paid to preferred shareholders				(10,867)
Dividends paid to ordinary shareholders	(8,763)	(55,151)		(16,338)
Decrease in amounts due to related parties			(1,546)	(2,000)
Repurchase of ordinary shares	(1,098)	(6,911)	(76,780)
Contributions from non-controlling interests	509	3,201
Others				(530)
Net cash generated from (used in) financing activities	6,640	41,785	(154,933)	819,846
Exchange rate effect on cash	(117)	(725)	(8,027)	(212)
Net increase (decrease) in cash	(50,319)	(316,705)	(501,456)	683,248
Cash at beginning of year	85,127	535,783	1,037,239	353,991
Cash at end of year	34,808	219,078	535,783	1,037,239
Supplemental schedule of cash flows information:
Income tax paid	(9,219)	(58,024)	(36,187)	(37,740)
Interest paid	(1,025)	(6,454)	(3,338)	(5,371)
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	37,574	236,487	181,273	153,153
Acquisition of property, plant and equipment included in accrual for purchase of property, plant and equipment	459	2,890		17,137
Conversion of Series A and Series B contingently redeemable convertible preferred shares to ordinary shares upon initial public offering				704,276

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Proceeds from initial public offering, underwriter commissions	63,088
Proceeds from initial public offering, issuance costs	17,296

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A preferred shares CNY	Series B preferred shares CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Ordinary Shares Series A preferred shares CNY	Ordinary Shares Series B preferred shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Additional Paid-in Capital Series A preferred shares CNY	Additional Paid-in Capital Series B preferred shares CNY	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY	Accumulated Deficit USD ($)	Accumulated Deficit CNY	Accumulated Deficit Series A preferred shares CNY	Accumulated Deficit Series B preferred shares CNY	Treasury stock CNY	Total USD ($)	Total CNY	Non- controlling interest USD ($)	Non- controlling interest CNY
Beginning Balance at Dec. 31, 2008		565,020				55				1,113,150				(3,822)		(544,363)
Beginning Balance (in shares) at Dec. 31, 2008						70,428,100
Comprehensive (loss) income
Net (loss) income		124,827														124,827
Foreign currency translation adjustments		(165)												(165)
Total Comprehensive (loss) income		124,662
Imputed interest on related parties' loan		55								55
Accretion of preferred shares			(30,050)	(48,359)													(30,050)	(48,359)
Initial public offering of ordinary shares (in shares)						36,000,000
Initial public offering of ordinary shares		813,963				25				813,938
Conversion of preferred shares into ordinary shares (in shares)							17,694,200	23,333,200
Conversion of preferred shares into ordinary shares			286,433	457,356			12	16			286,421	457,340
Share-based compensation		1,006								1,006
Dividends		(16,338)														(16,338)
Ending Balance at Dec. 31, 2009		2,153,748				108				2,671,910				(3,987)		(514,283)					2,153,748
Ending Balance (in shares) at Dec. 31, 2009						147,455,500
Comprehensive (loss) income
Net (loss) income		130,918														129,400					129,400		1,518
Foreign currency translation adjustments		(10,848)												(10,848)							(10,848)
Total Comprehensive (loss) income		120,070																			118,552		1,518
Share-based compensation		9,571								9,571											9,571
Share repurchase (in shares)						(5,101,968)
Share repurchase		(76,780)				(3)				(76,777)											(76,780)
Purchase of CCICC (note 4)		95,226																					95,226
Ending Balance at Dec. 31, 2010		2,301,835				105				2,604,704				(14,835)		(384,883)					2,205,091		96,744
Ending Balance (in shares) at Dec. 31, 2010						142,353,532
Comprehensive (loss) income
Net (loss) income	(33,581)	(211,352)														(215,003)					(215,003)		3,651
Foreign currency translation adjustments		(2,760)												(2,760)							(2,760)
Total Comprehensive (loss) income		(214,112)																			(217,763)		3,651
Share-based compensation		9,234								9,234											9,234
Share repurchase		(6,911)								(6,910)									(1)		(6,911)
Dividends		(55,151)								(55,151)											(55,151)
Contributions by non-controlling interest of GZ Proton (note 1)		3,201																					3,201
Ending Balance at Dec. 31, 2011	$ 323,820	2,038,096			$ 17	105			$ 405,452	2,551,877			$ (2,796)	(17,595)	$ (95,313)	(599,886)			(1)	$ 307,360	1,934,500	$ 16,460	103,596
Ending Balance (in shares) at Dec. 31, 2011					142,353,532

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of Concord Medical Services Holdings Limited (the “Company”) and its subsidiaries, including Ascendium Group Limited (“Ascendium”), China Medical Services (Holdings) Limited (“CMS Holdings”), Our Medical Services Limited (“OMS”), China Medstar Pte. Limited (“China Medstar”), Cyber Medical Networks Limited (“Cyber”), King Cheers Holdings Limited (“King Cheers”), Medstar Overseas Limited, US Proton Therapy Holdings Limited (“Proton BVI”), US Proton Therapy Holdings Limited (US Proton), CMS Hospital Management Co., Ltd. (“CHM”), Shenzhen Aohua Medical Services Co., Ltd (“AMS”), Shenzhen Aohua Medical Leasing & Services Limited (“AML”), Medstar (Shanghai) Leasing Co., Ltd. (“MSC”), Beijing Xing HengFeng Medical Technology Co., Ltd. (“XHF”), Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM"), Shenzhen Lingdun Medical Investment & Management Co., Ltd. (“XLD”), Xi'An Wanjiehuaxiang Medical Technology Development Co., Ltd. ("CCICC"), and Guangzhou South Taihe Medical Technology Co. Ltd.(“GZ Proton”). The Company and its subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the leasing of radiotherapy and diagnostic imaging equipment and the provision of management services to hospitals located in the People’s Republic of China (“PRC”). The Group develops and operates its business through its subsidiaries. Details of the Company’s subsidiaries as of December 31, 2011 are as follows:

Company	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Ascendium	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
OMS	August 22, 1996	BVI	100%	Investment holding
Medstar Overseas Limited	September 22, 2011	BVI	100%	Investment holding
Proton BVI	May 16, 2011	BVI	100%	Investment holding
US Proton	June 29, 2011	U.S.A	100%	Investment holding
China Medstar	August 8, 2003	Singapore	100%	Investment holding
Cyber	May 26, 2006	Hong Kong	100%	Investment holding
CMS Holdings	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers	May 18, 2001	Hong Kong	100%	Investment holding
AMS	July 23, 1997	PRC	100%	Leasing of medical equipment and provision of management services
AML	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
MSC	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
CHM	July 23, 2008	PRC	100%	Provision of management services
XHF	July 26, 2007	PRC	100%	Provision of management services
TKM	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
CCICC	July 06, 2010	PRC	52%	Medical care co-operation with hospital
XLD	August 25, 2010	PRC	100%	Leasing of medical equipment
GZ Proton	June 29, 2011	PRC	90%	Medical technology research and development, and provision of management and consultant services.

Prior to October 30, 2007, OMS was owned by a group of individuals (the “OMS Individual Shareholders”) through two intermediate investment holding companies (“IIHC”), there was no ultimate controlling shareholder of OMS. OMS together with AMS, OMS’ wholly owned subsidiary, were the predecessors of the Group and operated the business of the Group prior to the reorganization on October 30, 2007 (the “Reorganization”).

Ascendium is a limited liability company that was incorporated in the BVI on September 10, 2007. The Reorganization agreement provided that Ascendium (a shell company owned by a nominee shareholder prior to the Reorganization), upon completion of the Reorganization, be owned by a group of individuals (“Ascendium’s shareholders”), who as a group are substantively different than the shareholders of the IIHC (IIHC directly owned 100% of OMS prior to October 30, 2007). In accordance with the Reorganization agreement, Ascendium’s shareholders acquired 100% ownership in OMS in exchange for issuing Ascendium shares to a portion of the IIHC shareholders. The agreement also provided for the settlement of certain unspecified obligations amongst the IIHC shareholders and IIHC. The majority of Ascendium’s shareholdings was acquired by a number of indirect shareholders of OMS, however because there was no controlling shareholder and the differences in shareholders is substantive, Ascendium accounted for the acquisition of 100% of OMS. The aggregate purchase price for the acquisition on October 30, 2007 was determined to be RMB393,435, which represents the fair value of the Ascendium shares issued as consideration.

The Company was incorporated under the law of the Cayman Islands on November 27, 2007. On March 7, 2008, all the then existing shareholders of Ascendium exchanged their respective shares of Ascendium for shares of the Company at a ratio of 10 shares in the Company in return for each share in Ascendium. As a result, Ascendium became the wholly-owned subsidiary of the Company.

On July 31, 2008, the Group acquired 100% of the equity interest in China Medstar. On October 28, 2008, the Group consummated 100% of the equity interest in XHF. The acquisitions were accounted for using the purchase method of accounting pursuant to ASC 805, Business Combinations. The acquired assets and liabilities of China Medstar and XHF were recorded at estimated fair values on their respective acquisition dates.

Shenzhen Aohua Medical Services (“AMS”) was incorporated by OMS on July 23, 1997 and OMS contributed RMB4,800 representing 90% equity interest in AMS. Since the incorporation of AMS, 10% of its equity interest was held by two third party nominees who acted as the custodians of such equity interest. The two nominees did not maintain their required capital contributions at any time subsequent to the incorporation of AMS. In December 2007, the Group entered into an agreement with the two nominees to obtain title of their 10% equity interest. The two nominees agreed to complete all legal procedures required to effect legal transfer of the shares to OMS on June 10, 2009 upon approval by the Shenzhen Industrial and Commercial Administration Bureau in return for a fee of RMB 4,200.

Due to the two nominees’ failure to complete their capital injection obligations as required by PRC Company Law, it is in the Company’s view that the two nominees never possessed any ordinary shareholding rights, including dividend or voting rights. Consequently, OMS effectively controlled 100% of the equity of AMS prior to the legal reacquisition of shares subsequent to December 31, 2009. As such, the Group’s consolidated financial statements do not present a minority interest for the financial statement periods presented.

On December 15, 2009, the Company acquired 100% equity interest of King Cheers at a consideration of HK$2. King Cheers was incorporated in Hong Kong on May 18, 2001 under the Hong Kong Companies Ordinance. It is an investment holding company and has no business operation of its own.

On December 16, 2009, the Company completed its initial public offering of 12,000,000 American Depositary Shares (“ADSs”) at US$ 11.0 per ADS. Each ADS comprises three ordinary shares of the Company. The net proceeds to the Company from the offering amounted to approximately RMB813,938 (US$ 119,211), net of underwriter commission and issuance costs paid and payable.

On April 22, 2010, the Group acquired 100% of the equity interest in TKM. The acquisition was accounted for using the purchase method of accounting pursuant to ASC 805, Business Combinations. The acquired assets and liabilities of TKM were recorded at estimated fair values on their respective acquisition dates.

On July 6, 2010, the Group acquired 52% of the equity interest in CCICC from Chang’an Hospital Co. Ltd. (“Chang’an”), in accordance with the framework agreement entered into in 2008. The transaction was accounted for as an acquisition of assets pursuant to ASC 805,Business Combinations, as the assets acquired did not constitute a business.

XLD was set up as a 100% owned subsidiary by AML and CHM, with ownership of 90% and 10%, respectively, on August 25, 2010, for purpose of expanding the Group’s medical equipment leasing business.

Medstar Overseas was incorporated in the BVI on September 22, 2011. Proton BVI was incorporated in the BVI on May 16, 2011. US Proton was incorporated in the State of Delaware, U.S.A. on June 29, 2011. These companies are investment holding companies and have no business operation of their own.

GZ Proton was incorporated by the Group and a third party on June 29, 2011, for purposes of expanding the Group’s business area of medical technology research and development, and provision of management and consultant services. The Group holds 90% equity interest in GZ Proton. GZ Proton has been dormant since incorporation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, purchase price allocation, contingent business acquisition consideration, revenue recognition, allowance for doubtful accounts, asset impairment, useful lives of property, plant and equipment and acquired intangible assets, realization of deferred tax assets, share-based compensation expense, and the valuation of the Company’s acquired tangible and intangible assets and liabilities and ordinary shares and Series A and B contingently redeemable convertible preferred shares. Actual results could materially differ from those estimates.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

The Company’s PRC subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity. The functional currency of the Company and its subsidiaries, Ascendium, CMS Holdings, OMS, Cyber, China Medstar, King Cheers, Medstar Overseas, Proton BVI and US Proton is the United States dollar (“US$”).

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operations.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2939 to US$1.00 on December 30, 2011 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash

Cash includes cash deposits with original maturities of less than three months, which are unrestricted as to withdrawal and use.

Restricted cash

Short-term and long-term restricted cash represents collateral required to be maintained pursuant to contractual financing arrangements the Group has entered into with certain financial institutions (see note 5).

Equity method investments

Investments in less-than-majority-owned investees over which the Group has significant influence are accounted for under the equity method, which requires equity investments be carried at original cost adjusted for the proportionate share of the investees’ income, losses and distributions. The Group assesses the carrying value of equity investments when an indicator of a loss in value is present and records a loss in value of the investment when the assessment indicates that an other-than-temporary decline in the investment exists. In October, 2011, the Group incorporated Xi’an Jiangyuan Andike Ltd. (“Xi’an Jiangyuan”) with other investors and held 27% of the equity interest in Xi’an Jiangyuan. The principal business of Xi’an Jiangyuan is production of radioactive pharmaceuticals and development of Cyclotron ancillary equipments. The results of Xi’an Jiangyuan from the date of incorporation till December 31, 2011 were immaterial to the consolidated financial statements of the Group.

Held-to-maturity securities

The Group accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities (“ASC 320”). According to ASC 320, the investments in debt securities are accounted for as either “held-to-maturity”, “trading” or “available-for-sale”.

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of operations. No impairment loss was recognized on the held-to-maturity securities for any of years presented.

Time deposits with original maturities exceeding three months

Time deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months, but less than one year.

Accounts receivable and allowance for doubtful accounts

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as, the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectibility is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Lease obligations

In accordance with ASC 840, Leases (“ASC 840”), leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capital lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out under the plant and equipment section of this note.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Net investment in direct financing leases

Net investment in direct financing leases represents leases of medical equipment arising from sale and leaseback transactions. For leases where the Group is the lessor, a transaction is accounted for as a direct financing lease if the transaction satisfies one of the four capital lease conditions as discussed under the leases obligations section of this note, the collectability of the minimum lease payments is reasonably predictable, and there are no important uncertainties surrounding the amount of unreimbursable costs yet to be incurred by the Group under the lease.

The net investment in the direct financing leases consists of the minimum lease payments, net of executory costs and profits thereon, unguaranteed residual value, accruing to the benefit of the Group and initial direct costs less unearned income. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and financing lease income based on the effective interest method so as to produce a constant rate of return on the balance of the net investment in the lease. The leased property is collateralized against the lease payments and is transferred to the lessee upon the maturity of the lease. There are no executory costs and profits thereon and unguaranteed residual value with respect to such leased equipment for the periods presented.

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Building	38 years	-
Medical equipment*	Shorter of customer contract or 6-20 years	-
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement	shorter of lease term or 5 years	-

*	The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 6-20 years.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Costs incurred in constructing new facilities, including progress payment, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion. Total interest costs incurred and capitalized during the years ended December 31, 2009, 2010 and 2011 amounted to RMB1,310, RMB2,517 and RMB724 (US$115), respectively.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company’s goodwill and acquisition related intangible assets outstanding at December 31, 2009, 2010 and 2011 were related to the Company’s Reorganization, the acquisition of China Medstar, XHF and other businesses (see notes 1). In accordance with ASC 350, Intangibles, Goodwill and Other (“ASC 350”), goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

The goodwill testing utilizes a two-step impairment analysis, whereby the Group compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Group recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value.

Acquired intangible assets, net

Acquired intangible assets relate to customer relationships and operating leases that are not considered to have an indefinite useful life. These intangible assets are amortized on a straight line basis over the economic life. The customer relationship assets relate to the ability to sell existing and future services to existing customers and have been estimated using the income method. Operating leases relate to favorable operating lease terms based on market conditions that existed on the date of acquisition and are amortized over the term of the leases.

Prepaid land lease payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the terms of the land use rights agreement, which is 38 years.

Impairment of long-lived assets and acquired intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

Treasury stock

The Company has share repurchase programs where the shares are acquired and subsequently cancelled. Cost of the Company’s shares acquired is treated as a deduction from shareholders’ equity. Any excess purchase price over par value is charged directly to additional paid-in capital.

Fair value of financial instruments

The carrying amounts of the Group’s financial instruments, including cash, time deposits with original maturities exceeding three months, held-to-maturity securities, notes receivable, accounts receivable, accounts payable, and other liabilities approximate fair value because of their short maturities. The carrying amounts of the Group’s short-term and long-term bank borrowings bear interest at floating rates and therefore approximate the fair value of these obligations as at December 31, 2010 and 2011.

Revenue recognition

The majority of the Group’s revenues are derived directly from hospitals that enter into medical equipment lease and management service arrangements with the Group. A lease and management service arrangement will typically include the purchase and installation of diagnostic imaging and/or radiation oncology system (“medical equipment”) at the hospital, and the full-time deployment of a qualified system technician who is responsible for certain management services related to the radiotherapy or diagnostic services being performed by the hospital centers’ doctors to their patients. To a lesser extent, revenues are generated from stand-alone management service arrangements where a hospital has previously acquired the equipment from the Company or through another vendor or sale of medical equipment.

Revenues arising from sales of medical equipment and render of services are recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collectability is reasonably assured and the delivery of the medical equipment or services has occurred. When the fees associated with an arrangement containing extended payment terms are not considered to be fixed or determinable at the outset of arrangement, revenue is recognized as payments become due, and all of the other criteria above have been met.

The Group is subject to approximately 5% business tax and related surcharges on the revenue earned from provision of leasing and management services except for that disclosed in note 22. The Group has recognized revenues net of these business taxes and other surcharges. Such business tax and related surcharges for the years ended December 31, 2009, 2010 and 2011 are approximately RMB10,771, RMB17,511 and RMB23,196 (US$3,685), respectively. In the event that revenue recognition is deferred to a later period, the related business tax and other surcharges and fees are also deferred and will be recognized only upon recognition of the deferred revenue.

(1)	Lease and management services

The Group enters into both leases and management service arrangements with independent hospitals consisting of terms that range from 6 to 20 years. Pursuant to these arrangements, the Group receives a percentage of the net profit (“profit share” as defined in the arrangement) of the hospital unit that delivers the diagnostic imaging and/or radiation oncology services determined in accordance with the terms of the arrangement.

Pursuant to ASC 840, the Group determined that the lease and management service arrangements contain a lease of medical equipment. The hospital has the ability and right to operate the medical equipment while obtaining more than a minor amount of the output. The arrangement also contains a non-lease deliverable being the management service element. The arrangement consideration should be allocated between the lease element and the non-lease deliverables on a relative fair value basis, however because all of the consideration is earned through the contingent rent feature discussed below, there is no impact of such allocation.

ASC 840 is applied to the lease elements of the arrangement and U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104 is applied to other elements of the arrangement not within the scope of ASC 840.

The lease rentals and management service receivable under the lease arrangement are based entirely on a profit sharing formula (“contingent rent feature”). The profitability of the business unit is not only dependent on the medical equipment placed at the hospital, but also the hospital’s ability to manage the costs and appoint doctors and clinical staff to operate the equipment. Certain of the lease and management service arrangements may include a transfer of ownership or bargain purchase option at the end of the lease term. Due to the length of the lease term, the collectability of these minimum lease payments are not considered reasonably predictable and there are also inherent uncertainties regarding the future costs to be incurred by the Group relating to the arrangement. Given these uncertainties, the Group accounts for all of these lease arrangements as operating leases.

As the collectability of the minimum lease rental is not considered predictable, and the remaining rental is considered contingent, the Group recognizes revenue when a lease payment under the arrangement become fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties to the agreement. Similarly, for the service element of the arrangement, revenue is only considered determinable at the time a payment under the arrangement becomes fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties. Revenue is recognized when it is determined that the basic criteria, referred to above, have also been met.

(2)	Management services

The Group provides stand-alone management services to certain hospitals which are already in possession of radiotherapy and diagnostic equipment. The fee for the management service arrangement is either based on a contracted percentage of monthly revenue generated by the specified hospital unit (“revenue share”) or in limited instances on a fixed monthly fee. The consideration that is based on a contracted percentage of revenue is recognized when the monthly fees under the arrangement become due, i.e. when the revenue share under the arrangement is determined and agreed upon by both parties to the agreement. Fixed monthly fees are recognized ratably over the service term.

(3)	Medical equipment sales

Pursuant to the application of ASC 605, Revenue Recognition, the Group records revenue related to medical equipment sales on a net basis when the equipment is delivered to the customer and the sales price is determinable. During the years ended December 31, 2009, 2010 and 2011, the Company had medical equipment sales, of RMB2,675, RMB3,475 and RMB1,635 (US$260), net of 17% value-added tax of approximately RMB1,519, RMB1,244 and RMB647 (US$103) taxes, respectively. Revenue derived from medical equipment sales is recorded as other revenue in the consolidated statements of operations.

(4)	Trial operations of CCICC

Pursuant to the supplemental agreement entered into between the Group and Chang’an (see note 29), CCICC recognized other revenue amounting to RMB8,254 and RMB23,742 (US$3,772), respectively, for the years ended December 31, 2010 and 2011 in relation to the operations of the oncology center of Chang’an during the trial period from July 1, 2010 to December 31, 2011, respectively.

(5)	Direct financing lease income

Pursuant to ASC 840, the Group records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease. During the years ended December 31, 2009, 2010 and 2011, the Company had financing lease income of nil, RMB5,147 and RMB9,224 (US$1,466), net of taxes, respectively. Income derived from direct financing leases is recorded as other revenue in the consolidated statements of operations.

Cost of Revenue

Cost of revenues primarily consists of the amortization of acquired intangibles, the depreciation of medical equipment purchased, installed and operated in the network of centers and other costs, including salary cost and material cost of disposal medical supplies.

(1)	Cost relating to lease and management service arrangement

The cost of medical equipment that is leased under an operating lease is included in property, plant and equipment in the balance sheet. The medical equipment is depreciated using the Group’s depreciation policy. The costs of the management service component are recognized as an expense as incurred.

(2)	Cost of management services

Costs of management services mainly include the labor costs of technicians and management staff as well as related medical consumables.

(3)	Cost of equipment sales

Cost of equipment sales, recorded net against the related revenue, includes the cost of the equipment purchased and other direct costs involved in the equipment sales.

Advertising expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of operations. For the years ended December 31, 2009, 2010 and 2011, the advertising expenses were approximately nil, RMB377 and RMB6,917 (US$1,099), respectively.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group adopted ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax positions which is included in the “accrued expenses and other liabilities” account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

The Group’s employees participate in the Company’s share-based scheme which is discussed in more details under note 23. Share-based awards granted to employees are accounted for under ASC subtopic 718, Compensation-Stock Compensation (“ASC 718”).

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with graded vesting based on service conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Income (loss) per share

Income (loss) per share is computed in accordance with ASC 260, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the contingently redeemable convertible preferred shares are included in the computation of diluted income (loss) per ordinary share on an “if-converted” basis when the impact is dilutive. The dilutive effect of outstanding share-based awards is reflected in the diluted income (loss) per share by application of the treasury stock method. Two-Class Method prescribed under ASC 260, Earnings Per Share, is used to calculate income (loss) per share data for preferred shares that are participating securities in the event the Group has reportable net income.

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the statement of changes in shareholders’ equity.

Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge U.S. GAAP and International Financial Reporting Standards requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company does not expect that the adoption of ASU 2011-04 will have a material impact to the Company's consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The Company does not expect that the adoption of both ASU 2011-05 and ASU 2011-12 will have a material impact to the Company's consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect that the adoption of ASU 2011-08 will have a material impact to the Company's consolidated financial statements.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash, accounts receivable and advances made to suppliers and hospital customers. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2011, substantially all of the Group’s cash was deposited in financial institutions located in the PRC and in Hong Kong, which management believes are of high credit quality.

Accounts receivable are typically unsecured and are derived from revenue earned from hospitals in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

Advances made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases of medical equipment. As a percentage of total advances, the top five suppliers accounted for 71% and 85% as of December 31, 2010 and 2011, respectively. Due to the Group’s concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers’ performance.

With respect to advances made to hospital customers, the Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its hospital customers.

Concentration of customers

The Group currently generates a substantial portion of its revenue from a limited number of customers. As a percentage of revenues, the top five customers accounted for 33%, 32% and 33% for the years ended December 31, 2009, 2010 and 2011, respectively. The loss of revenue from any of these customers would have a significant negative impact on the Group’s business. However, arrangements with customers are mostly long-term in nature. Due to the Group’s dependence on a limited number of customers and the contingent fees received based on variables the Group does not control, any negative events with respect to the Group’s customers may cause material fluctuations or declines in the Group’ revenue and have a material adverse effect on the Group’s financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group’s medical equipment is sourced from its five largest suppliers who collectively accounted for 69%, 55% and 82% of total medical equipment purchases of the Group for the years ended December 31, 2009, 2010 and 2011, respectively. Failure to develop or maintain the relationships with these suppliers may cause the Group not able to identify other suppliers timely in order to expand its business with new hospitals. Any disruption in the supply of medical equipment to the Group may adversely affect the Group’s business, financial condition and results of operations.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

A medical-related business is subject to significant restrictions under current PRC laws and regulations. Currently, the Group conducts its operations in China through contractual arrangements entered into with hospitals in the PRC. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
4.	ACQUISITIONS

For the year ended December 31, 2011

Acquisition of a medical center in Chengdu Military Hospital

In order to expand the Group’s network in cancer radiotherapy and diagnosis, on January 10, 2011, the Group acquired certain medical equipment and the related business located in Chengdu Military Hospital (“CD hospital”) in Chengdu, PRC from a third party for a cash consideration of RMB18,000 (US$2,860). These acquired assets and activities were considered to constitute businesses in accordance with ASC 805, Business Combinations (“ASC 805”).

The Group, with the assistance of an independent appraiser, determined the fair value of the acquired intangible assets to be approximately RMB7,963. The Company amortizes acquisition related intangible assets on a straight basis over their estimated economic lives.

Unaudited pro forma consolidated financial information has not been provided due to the overall insignificance of the acquisition relative to the Company’s results of operations and financial condition. The results of the operations have been included in the Company’s consolidated financial statements since consummation of the acquisition.

The purchase price allocation for the acquisition is primarily based on valuations determined by the Group with the assistance of an independent appraiser. The purchase price was allocated to net assets acquired at estimated fair value as follows:

RMB

Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)

Total purchase price allocated	18,000
Cash consideration	18,000

For the year ended December 31, 2010

Acquisition of TKM

TKM was established in Tianjin, the PRC, on November 16, 2007 as a limited liability company. The registered and paid-in capital of TKM amounted to RMB5,000. Similarly, TKM is principally engaged in the provision of leasing of medical equipment and management services. On April 22, 2010, the Group consummated 100% of the equity interest of TKM for RMB42,000 and contingent consideration of up to RMB18,000 based on the achievement of pre-determined net profit and accumulated net profit targets of the existing contracts entered into by TKM up to March 2013. The acquisition of TKM was designed to strengthen the Group’s presence in northern China, an important market for the Group’s business.

The contingent consideration has been recorded at its present value of RMB16,536 at the date of acquisition, and subsequently remeasured to fair value at each reporting date until the contingency is resolved, with changes in fair value recognized in the consolidated statement of operations. As at December 31, 2010 and 2011, RMB14,072 and RMB11,999 (US$1,906) was recorded in “Contingent business acquisition consideration”, respectively.

The Group, with the assistance of an independent appraiser, determined the fair value of the acquired intangible assets to be approximately RMB22,579. The Company amortizes acquisition related intangible assets on a straight basis over their estimated economic lives.

Unaudited pro forma consolidated financial information has not been provided due to the overall insignificance of the acquisition relative to the Company’s results of operations and financial condition for the year ended December 31, 2010. The results of TKM’s operations have been included in the Company’s consolidated financial statements since consummation of the acquisition.

The purchase price allocation for the acquisition is primarily based on valuations determined by the Group with the assistance of an independent appraiser. The purchase price was allocated to net assets acquired at estimated fair value as follows:

RMB

Current assets	4
Property, plant and equipment	41,217
Contract with hospitals	22,579
Deferred tax assets	381
Deferred tax liabilities	(5,645)

Total purchase price allocated	58,536
Including: cash consideration	42,000
fair value of contingent consideration	16,536

Acquisition of CCICC

CCICC was established in Xi’an, the PRC on March 2, 2009 as a limited liability company. The registered and paid-in capital of CCICC amounted to RMB150,000. On July 6, 2010, the Group consummated 52% of the equity interest of CCICC for total consideration of approximately RMB103,181. The transaction was accounted for as an acquisition of assets pursuant to ASC 805, given the assets acquired consisted mainly of a building and prepaid land lease payments and did not constitute a business. The carrying value of the acquired assets were allocated based on their relative fair value, and subsequently depreciated or amortized over the straight line method over their respective estimated economic lives.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash includes bank deposits that are required under the Company’s borrowing arrangements to be kept as part of the security required under the respective loan agreements. The current and non-current restricted cash amounted to RMB2,512 (US$399) (2010: RMB102,873) and RMB22,012 (US$3,497) (2010: RMB14,792), as of December 31, 2011 respectively, based on the classification of the underlying financing (see note 16).

HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY SECURITIES
6.	HELD-TO-MATURITY SECURITIES

As of December 31, 2011, the held-to-maturity securities have amortized costs of RMB100,466 which approximates fair value according to prevailing market prices. The securities were placed with financial institutions, carried interest rates ranging from 4.6% to 4.8% per annum and matured in January 2012.

TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS	12 Months Ended
Dec. 31, 2011
TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS
7.	TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS

Time deposits carried interest ranging from 2.97% to 3.02% per annum as of December31, 2011. All of the time deposits are denominated in US$.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
8.	ACCOUNTS RECEIVABLE

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Accounts receivable	170,820	260,246	41,349
Allowance for doubtful accounts	(1,431)	(16,057)	(2,551)
Accounts receivable, net	169,389	244,189	38,798

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Movement in allowance for doubtful accounts:
Balance at beginning of the year	3,830	2,000	1,431	227
Provisions for the year	2,402	1,431	15,377	2,443
Written back during the year	-	(2,000)	(751)	(119)
Write-offs during the year	(4,232)	-	-	-
Balance at end of the year	2,000	1,431	16,057	2,551

As at December 31, 2010 and 2011, accounts receivable with carrying value of RMB7,883 and RMB21,677 (US$3,444) were used to secure bank borrowings of RMB42,865 and RMB30,599 (US$4,862) as at December 31, 2010 and 2011, respectively (see note 16).

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
9.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$
Deposits to a hospital*	15,000	15,000	2,383
Prepayments to suppliers**	1,340	1,490	237
Due from suppliers**	26,607	9,661	1,535
Advances to hospitals***	18,110	25,598	4,067
Advances to employees****	3,612	5,987	951
Deferred costs	6,200	6,200	985
Others	4,306	8,313	1,321

	75,175	72,249	11,479
Reserve for unrecoverable deposits	(706)	(10,619)	(1,687)

	74,469	61,630	9,792

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	-	706	112
Provisions for the year	-	706	9,913	1,575
Balance at end of the year	-	706	10,619	1,687

Provisions are charged directly to the statement of operations. The related expense is included in the caption “Asset impairment”.

*	The amount represents an interest-free cash deposit paid to a customer hospital pursuant to the management service contract to which the deposit is repayable at the termination of the service contract (see note 29).

**	Prepayments and amounts due from suppliers represent interest-free payments in connection with purchase contracts the Group enters into for future delivery of supply materials for external sales and returnable deposits of cancelled orders from suppliers respectively. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to order equipment.

***	The amount represents interest-free advances to a hospital. Management has assessed the impact of such advances on revenue recognition at the outset of the arrangement. The risk of loss arising from any failure by hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.

****	The amount represents interest-free advance to hospitals held by the Company’s employees to cover expenses incurred by centers. A formal loan agreement is in place binding the employees as to the uses of advances and terms and conditions of repayment. The risk of loss arising from inadequate or failure of operation of internal process is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Group has not experienced any loss of such advances.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Buildings	170,002	170,002	27,011
Medical equipment	767,001	952,579	151,350
Electronic and office equipment	5,260	5,200	826
Motor vehicles	424	941	150
Leasehold improvement and building improvement	4,681	5,400	857
Construction in progress	110,808	146,894	23,339
Total	1,058,176	1,281,016	203,533
Less: accumulated depreciation	(150,840)	(209,134)	(33,228)

	907,336	1,071,882	170,305
Less: impairment	-	(3,179)	(505)
	907,336	1,068,703	169,800

Depreciation expenses were approximately RMB51,681, RMB82,889 and RMB 94,837(US$15,068) for the years ended December 31, 2009, 2010 and 2011, respectively.

As at December 31, 2010 and 2011, certain of the Group’s property, plant and equipment with a net book value of approximately RMB173,517 and RMB171,333 (US$27,222) were pledged as security for bank borrowings of RMB77,086 and RMB32,933 (US$5,232), respectively.

As at December 31, 2010 and 2011, the Company held equipment under operating lease contracts with customers with an original cost of RMB767,001 and RMB948,078 (US$150,634) and accumulated depreciation of RMB140,509 and RMB187,776 (US$29,835), respectively.

During the year ended December 31, 2011, the Group identified impairment indicators such as insufficient gross margin in certain medical equipment leasing arrangements and with respect to a piece of medical equipment not currently in use. It was assessed that the future undiscounted cash flows for the equipment would be lower than its carrying amount. The Group assessed the fair value of the equipment by reference to the market value for similar assets and recognized an impairment charge, being the difference between the carrying value and the fair value of the equipment, amounting to RMB3,179 (US$505). The impairment charges are included in the caption of “Asset impairment” in the consolidated statements of operations.

PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2011
PREPAID LAND LEASE PAYMENTS
11.	PREPAID LAND LEASE PAYMENTS

	As at December, 31
	2010	2011	2011
	RMB	RMB	US$

Prepaid land lease payments	28,423	28,423	4,516

Less: accumulated amortization	(310)	(1,053)	(167)

Net carrying value	28,113	27,370	4,349

The land use right was obtained through the acquisition of 52% equity interest in CCICC during 2010, and is amortized under the straight-line method over the remaining land use certification of 38 years. Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were nil, RMB310 and RMB743 (US$118), respectively.

As of December 31, 2011, estimated amortization expense of the prepaid land lease payments acquired for each of next five years is as follows:

	Amortization
	RMB	US$
2012	743	118
2013	743	118
2014	743	118
2015	743	118
2016	743	118

	3,715	590

GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET
12.	GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET

Goodwill is comprised of the following:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Balance at beginning of year	300,163	300,163	300,163	47,691
Less: impairment charge	-	-	(300,163)	(47,691)

Balance at end of year	300,163	300,163	-	-

In accordance with ASC 350, the Group is considered to be a single reporting unit. The Group assessed the fair value of the reporting unit as of December 31, 2011 by reference to the closing price of its publicly traded ADS on that date as well as an assumed control premium. Due to the decline of the price of the ADS during the year ended December 31, 2011, the assessed fair value was below the carrying value of the reporting unit as of year end. The Group then performed a hypothetical purchase allocation using the fair value of the reporting unit and determined that the goodwill was fully impaired. As a result, the Group recognized a goodwill impairment charge of RMB300,163 (US$47,691) for the year ended December 31, 2011 under the caption of “Asset impairment” in the consolidated statement of operations.

For the year ended December 31, 2011, the Company recorded impairment on goodwill, property, plant, and equipment, deposits for non-current assets and other current assets amounting to RMB300,163 (US$47,691), RMB3,179 (US$505), RMB20,679 (US$3,286) and RMB9,913 (US$1,575), respectively. For the year ended December 31, 2010, the Company recorded impairment on deposits for non-current assets and other current assets amounting to RMB2,513 and RMB706, respectively. The total amount of impairment charge of RMB333,934 (US$53,057) (2010: RMB3,219) is included in the caption of “Asset impairment” in the consolidated statements of operations.

Acquired intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Total
	RMB	RMB	RMB

Intangible assets, net:
At January 1, 2010	144,117	11,228	155,345
Acquisition of a subsidiary – TKM (note 4)	22,579	-	22,579
Disposal	(5,323)	-	(5,323)
Amortization expenses	(24,383)	(2,105)	(26,488)
Intangible assets, net
At December 31, 2010 and January 1, 2011	136,990	9,123	146,113
Acquisition of a business – CD hospital (note 4)	7,963	-	7,963
Amortization expenses	(23,309)	(1,749)	(25,058)
Intangible assets, net
At December 31, 2011	121,644	7,374	129,018
Intangible assets, net
At December 31, 2011, in US$	19,327	1,172	20,499

At December 31, 2011:
Intangible assets, cost	214,478	15,078	229,556
Less: accumulated amortization	(92,834)	(7,704)	(100,538)

	121,644	7,374	129,018

Acquired intangible amortization expenses were approximately RMB26,493, RMB26,488 and RMB25,058 (US$3,981) for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$

2012	25,146	3,995
2013	22,503	3,575
2014	19,866	3,156
2015	18,170	2,887
2016	12,777	2,030

	98,462	15,643

DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
DEPOSITS FOR NON-CURRENT ASSETS
13.	DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Deposits for purchase of property, plant and equipment *	194,932	197,879	31,440
Others **	29,600	32,600	5,180

	224,532	230,479	36,620
Reserve for unrecoverable deposits	(2,513)	(23,192)	(3,685)

	222,019	207,287	32,935

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	-	2,513	399
Provisions for the year	-	2,513	20,679	3,286
Balance at end of the year	-	2,513	23,192	3,685

*	Represents interest-free non-refundable partial payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of medical equipment to customers. As at December 31, 2011 the remaining contractual obligations associated with these purchase contracts are approximately RMB37,779 (US$6,003) which is included in the amount disclosed as purchase commitments in note 26. The Group recorded a reserve of unrecoverable deposits for purchase of property, plant and equipment amounting to RMB20,679 (US$3,286) for the year ended December 31, 2011 based on its assessment of realizability and financial strength of the counterparties.

**	The Group has entered into two distinct framework agreements with Chang’an and Chang’an Information Industry (Group) Co., Ltd., (“Chang’an Information”) towards the development and construction of the following two medical facilities:

On December 18, 2007, the Group entered into a framework agreement to build a proton treatment center in Beijing, pursuant to which the Group paid deposits to a subsidiary of Chang’an Information to be used towards the construction of the proton treatment center. Total deposits paid as of December 31, 2010 and 2011 pursuant to this arrangement amounted to RMB26,600 and RMB29,600 (US$4,703), respectively.

In December 2010, the Group entered into a framework agreement for acquisition of Chang’an (see note 29). A deposit of RMB3,000 (US$477) was made in accordance with the planned acquisition.

NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2011
NET INVESTMENT IN DIRECT FINANCING LEASES
14.	NET INVESTMENT IN DIRECT FINANCING LEASES

The Group operates as a lessor in direct financing lease agreements for medical equipment, with hospitals and other companies that engage in ongoing cooperation agreements with hospitals. These leases have remaining terms ranging generally from three to five years. Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Total minimum lease payments to be received	105,351	179,122	28,460
Initial direct cost	-	1,758	279
	105,351	180,880	28,739

Unearned income	(19,497)	(33,797)	(5,370)

Net investment in direct finance leases	85,854	147,083	23,369

Current	19,498	49,821	7,916
Non-current	66,356	97,262	15,453

Total	85,854	147,083	23,369

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$

2012	52,762	8,384
2013	39,168	6,223
2014	39,129	6,217
2015	28,971	4,603
2016	13,200	2,097
2017 and thereafter	7,650	1,215

Total	180,880	28,739

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS
15.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Deferred costs	5,671	3,750	596
Deposits– long-term*	40,000	71,660	11,386
Others	6,196	11,321	1,798

	51,867	86,731	13,780

*	On February 26 and March 8, 2010, the Group made interest-free performance security deposits amounting to RMB40,000 to Weifang Hospital, for management services to be rendered to Weifang positron emission tomography/computed tomography (“PET-CT”) center (RMB30,000) and Linear accelerators (“LAC”) center (RMB10,000). The deposit for PET-CT center is refundable in seven annual installments, at RMB3,000 each, starting 2013, with the remaining RMB9,000 to be repaid at the end of contract term subject to fulfillment of a profit guarantee under which Weifang hospital is entitled to an annual profit of RMB3,000. The deposit for LAC center will be refundable at the termination of service contract by March 31, 2012.

On June 21, 2011, the Group made interest-free financing deposits amounting to RMB23,608 (US$3,751) to Changhai Hospital, for the CyberKnife Robotic Radiosurgery System. The deposit for the center is refundable in monthly installments for the following 15 years.

On September 1, 2011, the Group made interest-free performance security deposits amounting to RMB9,500 (US$1,509) to Hanzhong 3201 Hospital, for management services to be rendered. The deposit is refundable in monthly installments starting from September 1, 2011 till May 31, 2020. At December 31, 2011 the outstanding balance was RMB8,052 (US$1,279).

BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
16.	BANK BORROWINGS

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Total bank borrowings	188,995	201,179	31,964

Comprised of:
Short-term	83,000	15,000	2,383
Long-term, current portion	60,906	77,479	12,310
	143,906	92,479	14,693
Long-term, non-current portion	45,089	108,700	17,271

	188,995	201,179	31,964

All bank borrowings at December 31, 2010 and 2011 are obtained from financial institutions in the PRC and are secured by equipment with a net carrying value of RMB173,517 and RMB171,333 (US$27,222), accounts receivable with carrying value of RMB7,883 and RMB21,677 (US$3,444) and restricted cash with carrying value of RMB117,665 and RMB24,524 (US$3,896), respectively. Restricted cash, as of December 31, 2011, is classified as current and non-current in the amount of RMB2,512 (US$399) (2010: RMB102,873) and RMB22,012 (US$3,497) (2010: RMB14,792), respectively, based on the classification of the underlying financing.

As at December 31, 2010 and 2011, the short-term bank borrowing bore a weighted average interest of 4.60% and 6.10% per annum, and the long-term bank borrowings bore a weighted average interest of 5.30% and 6.45% per annum, respectively. All borrowings are denominated in RMB.

As of December 31, 2011, the maturity of these long-term bank borrowings was as follows:

	Repayment
	RMB	US$

Within one year	77,479	12,310
Between one and two years	38,040	6,044
Between two and three years	70,660	11,227
	186,179	29,581

As of December 31, 2011, the Company had short-term bank credit lines totaling RMB15,000 (US$2,383), which were fully utilized; and long-term bank credit lines totaling RMB550,000 (US$87,386), of which RMB170,580 (US$27,102) were utilized.

One of the bank credit line arrangements, with total amount and utilized amount at RMB65,000 and RMB50,000 respectively at December 31, 2011, was entered into by a subsidiary of the Group, MSC, which requires AML and AMS, other subsidiaries of the Group, in accordance with PRC GAAP, to maintain a financial reporting covenant of tangible net worth of at least RMB100,000 and RMB180,000, respectively. It also requires the borrower MSC and the guarantor AMS with the total gearing ratio of less than 0.5 and 0.36 respectively, and the other guarantor AML with the external gearing ratio of less than 1.0. Tangible net worth is calculated as the sum of issued share capital and reserves, less goodwill and intangible assets and any amount due from shareholders. The total gearing ratio is calculated as the ratio of total liabilities to tangible net worth. The external gearing ratio is calculated as the ratio of interest-bearing debt to the sum of total net intangible assets, irredeemable preferred stock and minority interests. The Group was in compliance with these financial covenants as at December 31, 2011. The remaining bank credit lines and borrowings do not have any financial reporting or administrative covenants restricting the Group’s operating, investing and financing activities.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
17.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Accrued expenses	4,954	3,750	596
Salary and welfare payable	2,984	3,189	507
Business and other taxes payable	13,782	17,527	2,785
Unrecognized tax positions (note 22)	24,455	28,929	4,596
Other accruals	3,760	5,702	906

	49,935	59,097	9,390

OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Dec. 31, 2011
OBLIGATIONS UNDER CAPITAL LEASES
18.	OBLIGATIONS UNDER CAPITAL LEASES

The Company has one capital lease obligation with an independent financing company, collateralized by medical equipment with a net book value of approximately RMB14,841 and RMB13,699 (US$2,177) as at December 31, 2010 and 2011, respectively. The obligation has a stated interest rate of 9.96%, and is repayable in monthly installments by August 2013.

Future minimum lease payments, together with the present value of the net minimum lease payments under capital leases, at December 31, 2011, are summarized as follows:

	Minimum Lease Payments
	RMB	US$

2012	3,781	601
2013	2,611	415
Total capital lease payments	6,392	1,016
Less: imputed interest	(521)	(83)
	5,871	933
Less: current portion	(3,582)	(569)
	2,289	364

As at December 31, 2010 and 2011, the Company held equipment under capital lease contracts with an original cost of RMB17,124 and RMB17,124 (US$2,721) and accumulated depreciation of RMB2,283 and RMB3,425 (US$544), respectively. The depreciation and amortization expenses of medical equipment under capital leases are included in cost of revenues.

CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES
19.	CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES

In April 2008, OMS issued an aggregate of 53,070 Series A contingently redeemable convertible preferred shares (“Series A Preferred Shares”) to Carlyle and CICC Sun Company Limited (“CICC”) for total cash proceeds of US$10,000, each investor subscribing for US$5,000. As discussed in note 17, the aggregate principal and accrued and unpaid interest relating to the Tranche A Convertible Notes were converted into 28,882 Series A Preferred Shares on April 10, 2008 and all the principal and accrued and unpaid interest relating to the Tranche B Convertible Notes were converted into 87,425 Series A Preferred Shares on July 31, 2008.

Concurrent with the issuance of the Series A Preferred Shares, one of the Company’s major shareholders transferred additional Series A Preferred Shares to CICC in return for services rendered relating to the placement of Series A Preferred Shares and the Tranche B Convertible Notes. The total additional shares to be transferred represented 1.3% of the then if-converted outstanding ordinary shares. This transfer agreement was settled on June 18, 2008. The Company agreed that a relative of a director of the Company shall transfer 756,500 of her own holdings of the Company’s ordinary shares, which were redesignated as Series A Preferred Shares, and issued to CICC.

In October 2008, the Company issued an aggregate of 233,332 Series B contingently redeemable convertible preferred shares (the “Series B Preferred Shares”) to Carlyle, Starr Investments Cayman II, Inc. (“Starr”), and CICC for cash consideration of US$25,000, US$25,000 and US$10,000, respectively.

The key terms of the Series A Preferred Shares and the Series B Preferred Shares (collectively the “Preferred Shares”) summarized below are defined in the Amended and Restated Shareholders’ Agreement and the Company’s Second Amended and Restated Memorandum and Articles of Association adopted by special resolution passed on October 20, 2008, signed among the Company, Carlyle, Starr and CICC.

Voting rights

The holder of each Preferred Share shall be entitled to the number of votes equal to the number of ordinary shares into which such Preferred Share could be converted.

Dividends

A qualified initial public offering (“QIPO”) is defined as a firm-commitment underwritten IPO led by the Board, yielding a valuation of the Company of not less than US$450,000 immediately prior to the consummation of such IPO, or any other IPO approved by holders of at least 70% of the then outstanding Series B Preferred Shares.

Each holder of Preferred Shares shall be entitled to receive a dividend on an annual basis, in respect of each Preferred Share, of an amount equal to the higher of: (a) the product of the number of ordinary shares into which such Preferred Share may then be converted multiplied by the dividend per ordinary share declared on the ordinary shares; or (b) the product of the original issuance price of each Preferred Share multiplied by 5%. Dividends are payable annually on April 30 in the following financial year.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, each holder of Preferred Shares shall be entitled to receive, prior to and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of the ordinary shares, the amount equal to the sum of 150% times the original price of each Preferred Share plus all accrued but unpaid dividends thereon and all interest accrued on such unpaid dividends, taking into account adjustments for share splits, share dividends, recapitalizations, share consolidations and other capital reorganizations (“Liquidation Preference”).

Conversion

Each Preferred Share shall be convertible, at the option of the holder at any time into a number of fully paid and non-assessable ordinary shares at an initial conversion ratio of 1:100 (the “Conversion Ratio”), subject to adjustments for anti-dilution, as follows:

(i)	if there was a share split or reverse share split, the conversion price should be adjusted proportionally;

(ii)	if new equity or equity-linked securities (either ordinary or preferred shares, but not including securities issued to employees pursuant to employee benefit plans) were subsequently issued at a lower price than the then-Conversion Price of any class of Preferred Shares, the Conversion Price of such Preferred Shares shall be adjusted to the price of the newly issued shares.

All Preferred Shares outstanding immediately prior to the closing of the QIPO shall, on and with effect from the closing of the QIPO, be automatically converted into ordinary shares at the then Conversion Ratio.

Redemption

Upon the occurrence of any Put Trigger Event as defined below, each holder of Preferred Shares shall have the right to require the Company to purchase all the Preferred Shares held by the Preferred Shareholders at a rate of return of 12.5%.

“Put Trigger Event” means any of the following:

(i)	the Company has not completed a qualified initial public offering by the third anniversary of the closing date of the subscription of the Series B Preferred Shares;

(ii)	any of certain key directors has resigned from the Company and its subsidiaries, which resignation, in the sole determination of a majority of the Investors, has resulted in or would be likely to result in, a material adverse effect; or

(iii)	the Company or any of its Subsidiaries has breached or failed to be in compliance with any applicable laws that has had or would be reasonably likely to have, a material adverse effect.

Earning adjustments

If the Group’s 2008 adjusted net income (pro forma adjusted net income including 2008 net income of China Medstar for the whole year) falls below US$21,430 or if the Group’s 2009 adjusted net income falls below US$34,000, the controlling shareholders shall transfer a number of ordinary shares and cash to the Series A Preferred shareholders and Series B preferred shareholders, to a maximum of approximately 198,200,000 ordinary shares as well as pay cash to the Preferred shareholders to a maximum of US$18,000. The Company has no legal obligation to indemnify the controlling shareholders for such cash payment. The above earnings adjustments automatically terminate upon occurrence of a QIPO.

Accounting for the contingently redeemable convertible preferred shares

The Preferred Shares have been classified as mezzanine equity because their redemption is contingent on certain events which are not within the control of the Company. The initial carrying value of the preferred shares is accreted using the effective interest method to the redemption amount over the earliest redemption date.

The initial carrying value of the Preferred Shares is the issuance price at their respective issuance dates less the attributable issuance costs. The Company evaluated the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there was any beneficial conversion feature. The Company determined that the conversion option of the Preference Shares did not qualify for the scope exception of ASC 815-10-15-74, Derivatives and Hedging, Overall, Scope and Scope Exceptions, General, because the conversion price may be adjusted if the Company’s ordinary or preference shares are subsequently issued at a lower price than the original conversion price. However, the conversion option of the Preferred Shares did not qualify for derivative accounting because the Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading its shares. The redemption option of the Preferred Shares did not qualify for derivative accounting because the option was not considered to require a principle repayment involving a substantial premium or discount. The liquidation, preference of Series A Preferred Shares that may be triggered if the company is placed in liquidation, dissolution or winding up was evaluated to be an embedded derivative to be bifurcated. As at December 31, 2008, the Company has assessed the value of this embedded derivative to be insignificant.

A beneficial conversion feature exists when the effective conversion price of the Preferred Shares is lower than the fair value of the ordinary shares at April 2, 2009 and July 31, 2009 for the Series A Preferred Shares and October 17, 2008 for the Series B Preferred Shares. The intrinsic value of the beneficial conversion feature is allocated from the carrying value of the Preferred Shares as a contribution to additional paid-in-capital. Since the conversion price of the Preferred Shares is subject to additional Preferred Shares from the Earnings Adjustments, the effective conversion price used to calculate the beneficial conversion feature is determined at the commitment date as the most favorable conversion price that would be in effect at the conversion date, assuming there are no changes to the current circumstances except for the passage of time.

The Company determined the fair value of ordinary shares based on valuations performed with assistance from American Appraisal. In accordance with ASC subtopic 470-20, Debt, Debt with Conversion and Other Options, if the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the Preferred Shares, the amount of discount assigned to the beneficial conversion feature is limited to the amount of the proceeds allocated to the Preferred Shares. The cumulative preferred dividends were recorded as a reduction of income available to ordinary shareholders.

The discount resulting from the beneficial conversion feature to the Preferred Shares is then accreted to the earliest conversion date. For the year ended December 31, 2008, total beneficial conversion feature recorded for the Series A and Series B Preferred Shares was RMB253,317 and RMB295,019, respectively, which was immediately accreted at the issuance date.

An accretion charge to increase the carrying value of the Preferred Shares to their expected redemption amount is recorded as a reduction to retained earnings from the date of issuance to the earliest redemption date of the Preferred Shares using the effective interest method. The redemption amount for the Preferred Shares provides the shareholder with a 12.5% compounded annual return on the original subscription price or converted value, of which 5% is payable as a fixed dividend. For the year ended December 31, 2008, accretion recorded to the expected redemption amount of the Series A and Series B Preferred Shares amounted to RMB17,026 and RMB9,744, of which RMB6,801 and RMB3,987 was recorded as dividend payable, respectively. Similarly, for the year ended December 31, 2009, accretion recorded to the expected redemption amount for the Series A and Series B Preferred Shares amounted to RMB30,050 and RMB48,359. On November 17, 2009, the Company declared dividends that amounted to an aggregate of approximately RMB10,867 payable to shareholders of the Series A and Series B contingently redeemable convertible preferred shares. Such dividends were paid in cash on November 27, 2009.

The balance and changes in balance of the Series A Preferred Shares and Series B Preferred Shares are as follows:

	Series A	Series B	Total
	RMB	RMB	RMB

Mezzanine equity—Balance as at January 1, 2009	254,358	411,101	665,459
Dividend payable—Balance as at January 1, 2009	6,801	3,987	10,788

Accretion of 5% fixed dividend	11,584	19,464	31,048
Accretion to the redemption amount	18,466	28,895	47,361
Preference share dividend paid	(4,776)	(6,091)	(10,867)
Conversion to ordinary shares immediately upon the completion of initial public offering	(286,433)	(457,356)	(743,789)
Total	-	-	-
Mezzanine equity—Balance as at December 31, 2009, 2010 and 2011	-	-	-
Dividend payable—Balance as at December 31, 2009, 2010 and 2011	-	-	-

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
20.	SHAREHOLDERS’ EQUITY

Qualified initial public offering

On December 16, 2009, the Company completed its qualified initial public offering of 36,000,000 ordinary shares. Upon completion of the initial public offering, all of the Company’s outstanding Series A and Series B Preferred Shares were converted into 41,027,400 ordinary shares.

Share repurchase program

On June 30, 2010, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 1,700,656 ADSs, representing 5,101,968 ordinary shares, with a total consideration of US$11,416 during 2010. The shares repurchased by the Company were all cancelled before December 31, 2010.

On September 30, 2011, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 316,645 ADSs, representing 949,935 ordinary shares, with a total consideration of US$1,087 for the year ended December 31, 2011. The repurchased shares are due to be cancelled in 2012.

Special dividend

On September 30, 2011, the board of directors paid a special dividend of US$0.06 per ordinary share to shareholders of record on August 31, 2011, amounting to RMB55,151 (US$8,541) in total.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
21.	RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. MSC, CHM, AMS, XHF, AML, TKM, CCICC and GZ Proton were established as a foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide at least 10% of its annual after-tax profit to the statutory common reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. XLD was established as a domestic invested enterprise and therefore are subject to the above mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

The amount of net assets restricted was RMB845,049 (US$134,265) as of December 31, 2011.

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
22.	TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Ascendium, OMS and Proton BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. and does not conduct any substantive operations of its own.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. No provision for Singapore profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2011. In addition, upon payments of dividends by China Medstar to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

CMS Holdings, Cyber and King Cheers are incorporated in Hong Kong and do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2011. In addition, upon payment of dividends by CMS Holdings and Cyber to their shareholders, no Hong Kong withholding tax will be imposed.

China

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which was effective on January 1, 2008. The New EIT Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the new tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. Based on the transitional rule, certain categories of enterprises, including the foreign invested enterprise located in Shenzhen Special Economic Zone and Pudong New District, which previously enjoyed a preferential tax rate of 15% are eligible for a five-year transition period during which the income tax rate will be gradually increased to the unified rate of 25%. Specifically, the applicable rates for AMS and MSC would be 22%, 24% and 25% for 2010, 2011, 2012 and thereafter, respectively.

AMS and MSC have accounted for their current and deferred income tax based on the five-year transitional tax rates, as applicable.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities’ tax filings. Accordingly, the PRC entities’ tax years from 2006 to 2010 remain subject to examination by the tax authorities.

Income before income taxes consists of:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Non – PRC	(2,044)	(25,256)	(31,701)	(5,037)
PRC	163,267	200,047	(133,331)	(21,184)

	161,223	174,791	(165,032)	(26,221)

The current and deferred components of the income tax expense/(benefit) appearing in the consolidated statements of operations are as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Current tax expense	38,726	47,507	57,371	9,116
Deferred tax benefit	(2,330)	(3,634)	(11,051)	(1,756)

	36,396	43,873	46,320	7,360

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Income before income taxes	161,223	174,791	(165,032)	(26,221)
Income tax computed at the statutory tax rate of 25%)	40,306	43,698	(41,258)	(6,555)
Effect of different tax rates in different jurisdictions	457	6,298	7,809	1,241
Goodwill impairment	-	-	75,041	11,923
Non-deductible expenses	1,101	1,483	1,839	292
Effect of preferential tax rate	(7,910)	(5,695)	(1,699)	(270)
Effect of tax rate changes	275	141	(168)	(27)
Interests and penalties on unrecognized tax positions	2,167	(2,052)	4,756	756
	36,396	43,873	46,320	7,360

Reconciliation of accrued unrecognized tax positions is as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Balance at beginning of year	12,905	14,054	16,576	2,634
Additions based on tax positions related to the current year	1,217	2,613	10,638	1,690
Addition arising from business acquisitions	-	-	-	-
Decrease related to prior year tax position	(68)	(91)	(10,921)	(1,735)

Balance at end of year	14,054	16,576	16,293	2,589

The Group has recorded an unrecognized tax positions of approximately RMB16,576 and RMB16,293 (US$2,589) in 2010 and 2011, respectively, which is included in the account of “Accrued expenses and other liabilities”. At December 31, 2010 and 2011, RMB11,202 and RMB12,235 (US$1,944), respectively, would impact the effective tax rate, if recognized in connection with the normal tax return preparation. Included in the balance at December 31, 2010 and 2011 are approximately RMB5,374 and RMB4,058 (US$645), respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

It is possible that the amount of unrecognized tax positions will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

The bases for interest and penalties are of 0.05% per day and 50% respectively of the relevant income tax liabilities. The Company recognized an increase (decrease) amounting to RMB2,167, RMB(1,960), RMB4,756 (US$756) in interest and penalties during the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, the Company recognized RMB7,879 and RMB12,636 (US$2,007), respectively of interest and penalties.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

The aggregate amount	7,910	5,695	1,699	270
The aggregate effect on basic and diluted earnings per share:
-Basic	0.11	0.04	0.01	-
-Diluted	0.11	0.04	0.01	-

The components of deferred taxes are as follows:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Deferred tax assets, current portion
Accrued expenses	696	669	106
Accounts receivable	-	648	103
Allowance for doubtful accounts	817	4,064	646
Deferred revenue	1,704	1,824	290
Excessive education fee	-	73	11
Revenue generated from direct financing leases	128	-	-
	3,345	7,278	1,156

Deferred tax liability, current portion
Revenue generated from direct financing leases	-	(139)	(22)
Deferred costs	(1,841)	(1,550)	(246)
	(1,841)	(1,689)	(268)

Deferred tax assets, current portion, net*	1,504	5,589	888

Deferred tax assets, non-current portion
Property, plant and equipment	46,748	42,225	6,709
Deposit for PPE	-	5,548	881
Net operating loss	-	795	126
Intangible assets	352	308	49
Deferred revenue, non-current portion	832	837	133
Long term receivables	432	432	69
Others	2,391	1,659	264
	50,755	51,804	8,231

Deferred tax liabilities, non-current portion
Deferred costs	(5,304)	(4,636)	(737)
Intangible assets	(12,529)	(12,364)	(1,964)
Property, plant and equipment	(38,505)	(32,787)	(5,209)
	(56,338)	(49,787)	(7,910)

Deferred tax assets, non-current portion, net **	21,869	20,866	3,315
Deferred tax liabilities, non-current portion, net **	(27,452)	(18,850)	(2,995)

*	As at December 31, 2010 and 2011, deferred tax assets, current portion of approximately RMB1,841 and RMB1,689 (US$268) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

**	As at December 31, 2010 and 2011, deferred tax assets, non-current portion of approximately RMB28,886 and RMB30,937 (US$4,915) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution at December 31, 2011 are considered to be indefinitely reinvested under ASC 740, Income Taxes, and accordingly, no provision has been made for taxes that would be payable upon the distribution of those amounts to any entity within the Group outside the PRC. Unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries were not recorded because the determination of that amount is not practicable.

The Group does not have any present plan to pay any cash dividends from the PRC subsidiaries in the foreseeable future. It intends to retain most of its available funds and any future earnings on its PRC subsidiaries for use in the operation and expansion of its business. As of December 31, 2011, the PRC subsidiaries have not declared any dividends to its holding companies. Dividends paid to shareholders in 2011 were from funds held by the Group's offshore holding companies.

Business taxes

Generally revenue earned from the provision of leasing and management services is subject to 5% business tax regulations promulgated by the State Council of the PRC. According to Guoshuihan [1999] No. 3402 issued by State Administration of Tax (the “SAT”), the revenue generated from certain qualified profit sharing cooperation arrangements, which is treated as investment income under existing PRC tax regulation is not subject to business taxes. One of the Group’s subsidiaries has not recorded any business taxes on certain of its leasing and management services on the basis that revenue generated from these profit sharing cooperation arrangements with hospitals are not subject to business taxes. Based on the above, management believes that it is not probable the SAT will challenge this subsidiary’s position that it’s not subject to business tax for those profit sharing cooperation arrangements.

EMPLOYEE SHARE OPTIONS	12 Months Ended
Dec. 31, 2011
EMPLOYEE SHARE OPTIONS

23.    EMPLOYEE SHARE OPTIONS

Concord 2008 Share Incentive Plan

On October 16, 2008, the Board of Directors adopted the 2008 Share Incentive Plan (“The 2008 Share Incentive Plan”). The 2008 Share Incentive Plan provides for the granting of options, share appreciation rights, or other share based awards to key employees, directors or consultants. The total number of the Company’s ordinary shares that may be issued under the 2008 Share Incentive Plan is up to 13,218,000 ordinary shares.

On November 17, 2009, the Board of Directors approved a grant of options to its directors and employees to purchase an aggregate of 4,765,800 ordinary shares under its 2008 Share Incentive Plan. On November 27, 2009 and September 30, 2011, the Company granted options to purchase 4,765,800 ordinary shares to its directors and employees at an exercise price $3.67 and $2.17 per share respectively, a contractual life of eight years and vest equally on the first, second, third, and fourth anniversary of the grant date.The measurement date occurred when the exercise price was established, at which time the Company estimated the fair value of these share-based payment awards and recognize compensation cost over each employee’s respective requisite service period which closely approximates the vesting period of the awards. The total compensation recognized in for the years ended December 31 2009, 2010 and 2011 was RMB1,006, RMB9,571 and RMB9,234 (US$1,467), respectively. The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. However, the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

The Company calculated the estimated grant date fair value of the share options granted in the years ended December 31, 2009 and September 30, 2011, using a Black-Scholes Model based on the following weighted average assumptions:

	December 11,2009	September 30,2011
	2008 Share Incentive Plan	2008 Share Incentive Plan
Risk-fee interest rate	2.36%	0.96%
Dividend yield	-	-
Expected volatility range	35.99%	43.98%
Expected term	5.25 years	5.25 years

The risk-free rate was based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option. The dividend yield was assumed nil , although the Company paid a special dividend in 2011, the Company has not yet developed a long-term dividend policy and does not currently expect to pay dividends on its ordinary shares in the foreseeable future. The volatility assumption was estimated based on the price volatility of ordinary shares of comparable companies in the health care industry. The expected term of options granted in 2009 reflected the application of the simplified method set out in SAB No. 107, Staff Accounting Bulletin, which defined the term as the average of the contractual term of the options and the weighted-average vesting period for the options given their characteristics. The expected term of options granted in 2011 was calculated based upon the expected term of similar grants of comparable companies. Forfeiture rate is estimated based on the historical and future expectation of employee turnover rate and will be adjusted to reflect future change in circumstances and facts, if any.

The following table summarizes employee share-based awards activities for the year ended December 31, 2011:

				Weighted
		Weighted-	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant-date	Contractual	Intrinsic
Share Options Granted to Employees	Shares	Price	Fair Value	Term (Years)	Value

Outstanding, January 1, 2011	4,327,850	US$3.67	US$1.33
Forfeited	(40,000)	US$3.67	US$1.33
Granted	355,884	US$2.17	US$0.29
Outstanding, December 31, 2011	4,643,734	US$3.55	US$1.25	6.05	-

Vested and expected to vest at December 31, 2011	4,643,734	US$3.67	US$1.25	6.05	-

Exercisable at December 31, 2011	2,143,925	US$3.67	US$1.25	6.05	-

		Weighted-Average
		Grant-Date
Nonvested shares	Shares	Fair Value

Nonvested at January 1, 2011	3,245,887	US$1.33
Granted	355,884	US$0.29
Vested	(1,071,962)	US$1.33
Forfeited	(30,000)	US$1.33
Nonvested at December 31, 2011	2,499,809	US$1.18

The weighted-average grant-date fair value of share options granted for the years ended December 31, 2009, 2010 and 2011 are US$1.33, Nil and US$0.29, respectively.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares that would have been received by the option holders if all in-the-money options had been exercised on the issuance date.

There were no options exercised for the years ended December 31, 2009, 2010 and 2011. The total intrinsic value of the options granted and exercised for the years ended December 31, 2009, 2010 and 2011 was nil for each year.

As of December 31, 2011, there was RMB17,622 (US$2,800) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.05 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The share-based compensation expense of the share-based awards granted to employees for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

General and administrative expenses	744	7,046	6,876	1,092
Selling expenses	262	2,525	2,358	375

	1,006	9,571	9,234	1,467

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

24.    RELATED PARTY TRANSACTIONS

a)	Related parties

Name of Related Parties	Relationship with the Group

Mr. Haifeng Liu	Shareholder and director of the Company prior to 2010
Our Medical New Technology Co., Ltd (“Our Medical”)*	A company under the control of Mr. Haifeng Liu

b)	The Group had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	For the Years Ended December 31,
	2009		2010	2011	2011
	RMB		RMB	RMB	US$
Repayment of interest-free loans borrowed from:
Mr. Haifeng Liu	2,000		-	-	-
Non-current deposits made to:
Our Medical	12,497	*		*	*

Imputed interest, calculated using incremental borrowing rates ranging from 6.57% to 7.48%, amounting to approximately RMB55, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively, were recorded with an offsetting credit to additional paid-in capital.

* Our Medical is no longer considered a related party after 2009.

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN

25.    EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB2,506, RMB3,510 and RMB4,977 (US$791) for the years ended December 31, 2009, 2010 and 2011, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employees in Singapore are recognized as expense in the statements of operations as incurred. The total amounts for such employee benefits, who is also a Director of the Company, were approximately RMB85, RMB78 and RMB97 (US$15) for the years ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

26.    COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following at December 31, 2011:

	RMB	US$

2012	3,162	502
2013	414	66
	-	-

	3,576	568

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents. For the years ended December 31, 2009, 2010 and 2011, total rental expenses for all operating leases amounted to approximately RMB5,448, RMB5,630 and RMB6,232(US$990), respectively.

Purchase commitments

The Group has commitments to purchase certain medical equipment of approximately RMB37,779 (US$6,003) at December 31, 2011, which are scheduled to be paid within one year.

Income taxes

As of December 31, 2011, the Group has recognized approximately RMB28,929 (US$4,596) as an accrual for unrecognized tax positions (note 22). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As December 31, 2011, the Group classified the RMB28,929 (US$4,596) accrual as a current liability.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING

27.    SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, the Group chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment that includes primarily lease rental, management services and equipment sales.

Lease and management services accounted for 89%, 90% and 85% of the Group’s net revenue for the years ended December 31, 2009, 2010 and 2011, respectively. Any significant reduction in sales from this service could have a substantial negative impact on the Group’s results of operations.

Hospital A represented the largest customer of the Group which individually accounted for approximately RMB29,551, RMB48,286 and RMB64,414 (US$10,234), or more than 10% of the Group’s consolidated revenues, for the years ended December 31, 2009, 2010 and 2011, respectively.

Geographic disclosures:

As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.

INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
INCOME (LOSS) PER SHARE

28.    INCOME (LOSS) PER SHARE

Basic and diluted income (loss) per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Numerator:
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share - basic and diluted	46,418	129,400	(215,003)	(34,161)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted income (loss) per share	74,648,779	146,040,594	142,251,454	142,251,454
Basic and diluted income (loss) per share	0.62	0.89	(1.51)	(0.24)

In 2008, the Company issued Series A and Series B Preferred Shares. Each Preferred Share shall be convertible, at the option of the holder thereof, at any time after the closing of the subscription, into a number of fully paid and non-assessable ordinary Shares at a ratio 1:100 and is subject to adjustment pursuant to anti-dilution provisions. One hundred per cent of each class of the Preferred Shares which are outstanding immediately prior to the closing of the qualified initial public offering shall, on and with effect from the closing of the qualified initial public offering, be automatically converted into ordinary shares.

In 2009, the effects of the Preferred Shares were anti-dilutive when computed on an “if converted” basis. In addition, the share options were not included in the calculation of diluted income (loss) per share under the treasury stock method for the years ended December 31, 2009, 2010 and 2011, because their exercise prices were greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.

ARRANGEMENTS WITH CHANG'AN HOSPITAL CO., LTD.	12 Months Ended
Dec. 31, 2011
ARRANGEMENTS WITH CHANG'AN HOSPITAL CO., LTD.

29.    ARRANGEMENTS WITH CHANG’AN HOSPITAL CO., LTD.

The Group has entered into the following agreements with Chang’an Hospital Co., Ltd. (“Chang’an”), a general hospital located in Xi’an in Shaanxi province in the PRC, which is also a significant customer of the Group, and certain of its related parties, including the controlling parent of Chang’an, Chang’an Information, a China-based conglomerate engaged in information technology, real estate and the medical industries; a subsidiary of Chang’an, Xi’an Century Friendship Medical Technology R&D Co., Ltd. (“Xi’an”), and another subsidiary controlled by Chang’an Information, Beijing Century Friendship Science & Technology Development Co., Ltd., (“Beijing Century”).

Management agreements to provide stand-alone management services

The Group entered into a five year Medical Equipment Entrusted Management Agreement on March 1, 2007 with Xi’an and Chang’an to provide management services with respect to radiotherapy and diagnostic equipment owned by Xi’an located in the oncology center of Chang’an. Commencing January 1, 2010, Concord has the option to purchase the radiotherapy and diagnostic equipment owned by Xi’an at fair value if the Chang’an oncology center’s annualized revenues achieves a certain targeted level. Total management services revenue recognized under this contract was RMB10,921, nil and nil for the years ended December 31, 2009 , 2010 and 2011, respectively. Accounts receivable related to this contract as at December 31, 2010 and 2011 was nil and nil, respectively.

On August 25, 2009, the Group exercised its option under the Medical Equipment Entrusted Management Agreement and the Group entered into an Equipment Purchase Agreement with Xi’an and Chang’an to acquire the radiotherapy and diagnostic equipment for a total cash consideration of RMB72,716. Concurrently, the Group also converted the stand-alone management services arrangement into a Lease and Management Service Agreement which has a term of 15 years and provides the Group with a percentage of net profit generated by Chang’an’s oncology center. Commencing September 2009, the Group records all revenue associated with this arrangement as lease and management services revenue. The depreciation expense of the associated equipment is recorded as lease and management services cost of revenues. Total lease and management service revenue recognized under this lease and management service agreement was RMB8,388, RMB21,462 and RMB13,674 (US$2,173) for the years ended December 31, 2009, 2010 and 2011, respectively. Accounts receivable related to this contract as at December 31, 2010 and 2011 was RMB14,635 and RMB28,571 (US$4,540), respectively.

On August 1, 2008, the Company signed an Entrusted Management Contract with Xi’an and Chang’an to provide general administrative management services to Chang’an. The service period is from August 1, 2008 to December 31, 2009. Under this arrangement, the Group earns a certain percentage of total monthly revenues of Chang’an. On January 1, 2010, the Company renewed Entrusted Management Contract with Chang’an to extend the service period to December 31, 2010. In accordance with the contract, the Group paid a performance guarantee deposit of RMB15,000 to a related party of Xi’an, which is refundable 5 days after the cancellation or expiration of the contract. In June 2011, the Entrusted Management Contract was further extended to the closing date of the acquisition of Chang'an. Total revenue recognized during the years ended December 31, 2009, 2010 and 2011 under this contract was RMB11,807, RMB18,190 and RMB28,234 (US$4,486), respectively. Accounts receivable related to this contract as at December 31, 2010 and 2011 was RMB16,997 and RMB45,232 (US$7,186), respectively.

Beijing Proton Treatment Center

On December 18, 2007, the Group entered into a framework agreement with Chang’an Information to build a Beijing Proton Treatment Center (“Proton Center”). The Proton Center will initially be established by Chang’an Information with a total registered capital of RMB100,000. The parties agreed that after certain capital injections from the Group, the Company will hold a 51.2% interest in the Proton Center, while Jian Chang Group Limited, a related party of Chang’an, will hold 28.8% and China-Japan Friendship Hospital, a state-owned hospital, will hold 20.0%. Once the Proton Center commences operations, the Group shall own a 51.2% controlling interest in the Proton Center and will consolidate the operating results and financial position within the Group. Additional contractual arrangements will be entered into by the Group once all relevant permits and approvals are obtained. In order for this framework agreement to become effective, the Group is required to pay a deposit of RMB10,000 (US$1,589); this deposit was not paid as of December 31, 2011.

To assist with this project, the Group has made deposits to Beijing Century in the amounts of RMB26,600 and RMB29,600 (US$4,703) as of December 31, 2010 and December 31, 2011, respectively, towards certain setup costs of the Proton Center repayable by December 31, 2011. All of the deposits are guaranteed by Chang’an Information or Mr. Shijie Cai (the ultimate controlling shareholder of Chang’an Information).

Chang’an CMS International Cancer Center

On July 1, 2008, the Group entered into a framework agreement with Xi’an to build a cancer center in northwest China. As at December 31, 2009 the Group paid a deposit of RMB15,007 to a related party of Xi’an in accordance with the framework agreement. In July 2010, the transaction was consummated with the Company paying RMB103,181 for a controlling interest of 52% in CCICC, while Xi’an holds a non-controlling interest of 48% (see note 4). The deposit was fully refunded in 2010. As it was anticipated that there could be delays for CCICC to obtain the necessary licenses, the contracting parties, in accordance with a supplemental agreement signed in July 2010, agreed that CCICC would be entitled to the profit from operations of the cancer department of Chang’an during the trial period from July 1, 2010 to the earlier of the date when the licenses were issued or December 31, 2010. Chang’an was also subject to penalty if the revenue and profit targets were not met. In May 2011, the supplemental agreement was further extended to the earlier of the date when the necessary licenses were obtained or when the parties mutually agreed to terminate it. Accordingly, CCICC recognized RMB8,254 and RMB23,742 (US$3,772) as other revenue in the consolidated statements of operations for the years ended December 31, 2010, and 2011, respectively. Account receivable related to the contract as at December 31, 2010 and 2011 was RMB8,254 and RMB23,111 (US$3,672), respectively.

The Group has also paid deposits to Xi’an to be used towards setup and construction costs of the CCICC amounting to RMB3,000 (US$477) as of December 31, 2010 and 2011.

Direct Financing Lease

On January 30, 2010, the Company entered into an Equipment Purchase Agreement with Xi’an to acquire certain general hospital facilities owned by Chang’an for a total consideration of RMB25,000. Concurrently, a direct financing lease agreement was entered into between the Company and Chang’an pursuant to which the purchased general hospital facilities would be subject to the direct financing lease for a term of five years commencing from February 2010. Chang’an was required to pay a non-refundable administrative fee of RMB1,250 under the finance lease agreement. The cash consideration after netting off the administrative fee was paid in February 2010. For the year ended December 31, 2011, the revenue recognized from the finance lease was RMB2,542 (US$404).

Acquisition of Chang’an

In January 2011, The Company entered into a framework agreement to acquire 52% equity interest in Chang’an from certain shareholders of the hospital. In March 2012, the Company entered into a purchase agreement to acquire such equity interest (note 31).

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Revenue:
Medical Equipment Entrusted Management Agreement	10,921	-	-	-
Entrusted Management Contract	11,807	18,190	28,234	4,486
Lease and Management Service Agreement	8,388	21,462	13,674	2,173
Trial operations of CCICC	-	8,254	23,742	3,772
Direct financing lease income	-	2,767	2,542	404
Total revenue	31,116	50,673	68,192	10,835

		As at December 31,
		2010	2011	2011
		RMB	RMB	US$

Net investment in direct financing leases		21,574	17,525	2,784
Accounts receivable due from Chang’an		39,886	96,914	15,398

The Group had the following deposits with Chang’an and its affiliated companies as at December 31, 2010 and 2011:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Current – Entrusted Management Contract (note 9)	15,000	15,000	2,383
Non-current – Proton Center and CCICC (note 13)	29,600	32,600	5,180

Total	44,600	47,600	7,563

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

30.    FAIR VALUE MEASUREMENTS

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 805, the Group remeasured the contingent consideration in connection with acquisition (note 4) at fair value. The contingent business combination consideration is classified within Level 3 because it is valued using the income approach based on benchmarking lending interest rate at 6.66%.

The following table presents a reconciliation of contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2011:

	For the Years Ended December 31,
	2010	2011	2011
	RMB	RMB	US$

Balance as of January 1,	-	14,072	2,236
New addition of business combination (note 4)	16,536	-	-
Prepayment during the year	(3,000)	(2,305)	(366)
Unrealized loss	536	232	37
Balance as of December 31,	14,072	11,999	1,907

The amount of total loss for the period included in earnings *	536	232	37

*Included in “Other expense”.

The following table summarizes the nonrecurring fair value measurements for each class of assets as of and for the year ended December 31, 2011.

	Fair Value Measurement at the End of the Reporting Period Using
		Quoted Prices in Active	Significance	Significant
	December	Markets for Identical	Other Observable	Unobservable
	31, 2011	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Description
Recurring fair value measurements
Contingent business acquisition consideration	11,999	-	-	11,999	(231)
Nonrecurring fair value measurements

Long-lived assets held and used*	8,735	-	-	8,735	(3,179)
Goodwill**	-	-	-	-	(300,163)

*In accordance with ASC 360, long-lived assets held and used with a carrying amount of RMB11,914 (US$1,893) were written down to their fair value of RMB8,735 (US$1,388), resulting in an impairment charge of RMB3,179 (US$505), which was included in the caption of “Asset impairment” in the consolidated statements of operations. The Group utilized cost method under which 38% to 48% discounts were applied to quoted market prices, depending on the expected remaining useful lives of such assets.

In accordance with ASC 350, goodwill with a carrying amount of RMB300,163 (US$47,691) was written down to its implied fair value of RMB nil, resulting in an impairment charge of RMB300,163 (US$47,691), which was included in the caption of “Asset impairment” in the consolidated statements of operations. The Group used market price of the Company’s ADS, adjusted for an assumed control premium, in determining the fair value of the reporting unit.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

31.    SUBSEQUENT EVENTS

In March 2012, the Company entered into a purchase agreement to control 52% equity interest in Chang'an for a total capital injection of approximately RMB248 million (U$39.4 million). The closing of such purchase is subject to satisfactory due diligence by the Company and relevant government approval.

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

32.    PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

ASSETS
Current assets:
Cash	8,034	8,869	1,409
Restricted cash, current portion	66,227	-	-
Time deposits with original maturities exceeding three months	-	31,470	5,000
Amounts due from subsidiaries	377,403	227,211	36,100
Prepayments and other current assets	15,788	-	-
Total current assets	467,452	267,550	42,509
Non-current assets:
Investment in subsidiaries	1,747,331	1,790,931	284,550

Total assets	2,214,783	2,058,481	327,059

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other liabilities	4,531	3,321	528
Amounts due to subsidiaries	5,161	120,660	19,171
Total current liabilities	9,692	123,981	19,699

Total liabilities	9,692	123,981	19,699

Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized - 450,000,000 shares; Issued and outstanding - 142,353,532 shares at December 31, 2010 and 2011)	105	105	17
Treasury stock	-	(1)	-
Additional paid-in capital	2,604,704	2,551,877	405,452
Accumulated other comprehensive loss	(14,835)	(17,595)	(2,796)
Accumulated deficit	(384,883)	(599,886)	(95,313)
Total shareholders’ equity	2,205,091	1,934,500	307,360
Total liabilities and shareholders’ equity	2,214,783	2,058,481	327,059

Condensed statements of operations

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	-	-	-
General and administrative expenses	(2,372)	(27,626)	(30,561)	(4,856)
Selling expenses	(262)	(2,524)	(2,298)	(365)

Operating loss	(2,634)	(30,150)	(32,859)	(5,221)
Equity in profit of subsidiaries	126,621	155,397	(184,276)	(29,279)
Interest income	818	742	2,132	339
Exchange gain	22	3,411	-	-

Net income (loss)	124,827	129,400	(215,003)	(34,161)
Accretion of Series A contingently redeemable convertible preferred shares	(30,050)	-	-	-
Accretion of Series B contingently redeemable convertible preferred shares	(48,359)	-	-	-

Net income (loss) attributable to ordinary shareholders	46,418	129,400	(215,003)	(34,161)

Condensed statements of cash flows

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Net cash generated from (used in) operating activities	34	(16,765)	(8,418)	(1,337)
Net cash used in investing activities	(466,520)	(423,931)	8,108	1,288
Net cash generated from/(used in) financing activities	793,138	(145,574)	879	140
Exchange rate effect on cash	(127)	(6,736)	266	42
Net increase (decrease) in cash	326,525	(593,006)	835	133
Cash at beginning of the year	274,515	601,040	8,034	1,276
Cash at end of the year	601,040	8,034	8,869	1,409
Supplemental schedule of non-cash activities:
Conversion of convertible loans into Series A contingently redeemable convertible preferred shares	704,276	-	-	-
Conversion of Series A and Series B convertible contingently redeemable preferred shares to ordinary shares upon initial public offering	704,276	-	-	-

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investment in Subsidiaries” and the subsidiaries profit or loss as “Equity in profit or loss of subsidiaries” on the statement of operations. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.